Commitment and Contingencies - Operating Leases (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Remainder of 2021	$ 175
2022	715		$ 258
2023	647		281
2024	529		270
2025	448		277
2026 and thereafter	849
Total minimum payments required	3,363		1,901
Less: imputed interest costs	(550)		(364)
Present value of net minimum lease payments	$ 2,813		$ 1,537
Weighted-average imputed interest rate	6.33%		6.29%
Weighted-average remaining lease term	5 years 3 months 18 days		6 years 10 months 24 days
Current portion of lease liabilities	$ 537		$ 166	$ 45
Lease liabilities, net of current portion	2,276		1,370	104
Cash paid for amounts included in the measurement of operating lease liabilities	378	$ 54	96	38
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	$ 1,055	$ 376	$ 1,441	$ 161